Document and Entity Information	Mar. 24, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001928561
Document Creation Date	Mar. 20, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Bitwise Funds Trust
Document Effective Date	Mar. 24, 2025
Prospectus Date	Mar. 24, 2025
Amendment Flag	false
Document Period End Date	Mar. 20, 2025
Bitwise COIN Option Income Strategy ETF | Bitwise COIN Option Income Strategy ETF
Prospectus:
Trading Symbol	ICOI
Bitwise MARA Option Income Strategy ETF | Bitwise MARA Option Income Strategy ETF
Prospectus:
Trading Symbol	IMRA
Bitwise MSTR Option Income Strategy ETF | Bitwise MSTR Option Income Strategy ETF
Prospectus:
Trading Symbol	IMST